Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ (4,052,290)	$ (4,898,685)	$ (6,459,236)	$ (29,807,878)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13,859	69,447	81,470	834,291
Loss on impairment				15,508,401
Loss on asset disposal	92,804		1,342
Amortization of debt discount		1,395,007	1,395,007	152,342
Interest and penalties on extension of short-term convertible notes				85,365
Forgiveness of PPP loan	(698,820)
Issuance of warrants to extend convertible debt		17,636
Issuance of warrants pursuant to short-term notes, related party		(1,300,088)
Issuance of warrants to extend short-term debt		6,595
Stock-based compensation	1,024,359	643	643	1,785,082
Loss on write-off of inventory				131,455
Common stock issued for consulting services		35,000	35,000	95,533
Income from change in fair value adjustment of derivative liability - warrants			(2,986,854)	(827,260)
Change in fair value of redemption put liability		(272,705)	(272,704)	(346,696)
Change in fair value of derivative liability - warrants		(2,986,853)
Change in fair value of derivative liability - warrants		(272,705)
Change in fair value of Derivative Liability - Day one derivative loss		2,306,121	2,306,121
Issuance of warrants to extend short-term debt, related party			17,636
Bad debt expense			6,000	90,137
Issuance of warrants pursuant to extension of maturity date on convertible debt			6,595	106,158
Issuance of Common Stock pursuant to warrant exchange			27,000
Gain on extinguishment of short-term notes, related party		(1,300,088)	(1,300,088)
Warrant modification expense		70,851	70,851
Changes in operating assets and liabilities, net of purchase transaction:
Accounts receivable	(9,200)	20,167	16,667	48,195
Patient financing receivable, current portion	(35,080)
Other receivables	21,572	16,372	(3,450)	(13,529)
Patient financing receivable, net of current portion	(61,547)
Prepaid expenses and other assets	(968)	707,457	723,578	(697,529)
Interest payable	6,333	35,565	36,196	(10,592)
Accounts payable	37,759	(237,409)	(478,572)	121,907
Accrued liabilities	(89,296)	(21,206)	(48,569)	(263,874)
Other current liabilities	(13,482)	(15,680)	(20,369)	(2,875)
Deferred revenue	(224,118)	(409,375)	(412,007)	720,092
Net Cash Used in Operating Activities	(3,988,115)	(5,461,140)	(7,257,743)	(12,291,275)
Cash Flows from Investing Activities
Purchase of property and equipment	(7,832)	(2,285)	(2,284)	(20,686)
Purchase of business, net of cash acquired				(302,710)
Net assets not included in purchase transaction				(69,629)
Net Cash Used in Investing Activities	(7,832)	(2,285)	(2,284)	(393,025)
Cash Flows from Financing Activities
Proceeds from short-term related party notes	1,584,665			1,635,000
Payment of dividends				(14,684)
Proceeds from convertible notes payable	1,091,080
Proceeds from Paycheck Protection Plan		809,082	809,082
Payment on debt obligations			(10,937)	(370,636)
Proceeds from common stock, net of issuance costs				4,337,106
Proceeds from Secured Convertible Promissory Notes			3,842,695	2,613,965
Proceeds from issuance of Series D Convertible Preferred Stock, net of issuance costs			100,000	5,888,017
Payments on PPP Loan	(13,230)	(10,937)
Proceeds from warrants, net of issuance costs		3,842,695
Proceeds from Preferred stock Series A, net of issuance costs		2,735,736	(2,735,736)
Payment on Preferred stock Series B Convertible Preferred Stock redemption				(50,000)
Proceeds from issuance of Series D Convertible Preferred Stock		100,000
Net Cash Provided by Financing Activities	2,662,515	7,476,576	7,476,576	14,038,768
Net Increase in Cash	(1,333,432)	2,013,151	216,549	1,354,468
Cash - Beginning of period	1,640,645	1,424,096	1,424,096	69,628
Cash - End of period	307,213	3,437,247	1,640,645	1,424,096
Supplementary Cash Flow Information
Cash paid for interest	3,367	17,066	33,136	197,500
Non-cash investing and financing activities
Deemed dividend on Series D Convertible Preferred Stock		314,926	314,926	3,190,639
Conversion of Series D Preferred Stock to Common Stock		6,438,214
Conversion of related party (Horne) warrants to equity		107,123
Reclassification of Series B warrants to equity		73,805
Reclassification of Series D warrants to equity		337,400
Issuance of Common Stock in exchange for consulting fees		35,000
Issuance of warrants to extend short-term debt		6,595
Issuance of warrants pursuant to extension of convertible short-term notes		17,636
Conversion of Series B Preferred Stock to Common Stock		153,097
Conversion of short-term related party convertible notes to Preferred Stock		412,541
Conversion of short-term convertible notes to Preferred Stock		4,751,484
Dividends accrued on Series B Preferred Stock		44,456
Adjustment of exercise price on convertible debt		438,913
Issuance of Common Stock in connection with extinguishment of short-term notes, related parties		218,414
Issuance of Warrants in connection with Series D Convertible Preferred Stock		31,902
Proceeds from Preferred stock Series A, net of issuance costs		(2,735,736)	2,735,736
Common stock issued to pay accrued dividends				19,426
Deemed dividend on adjustment to exercise price on convertible debt and certain warrants				287,542
Deemed dividend on beneficial conversion feature				32,592
Conversion of debt obligations to Common Stock				225,937
Conversion of Series D Convertible Preferred Stock and accrued dividends to Common Stock			6,438,214	623,045
Reclassification of related party warrants to equity			107,123
Reclassification of Series B warrants to equity			73,805
Reclassification of Series D warrants to equity			337,400
Conversion of debt obligations to warrants				74,063
Issuance of warrants pursuant to note payable, related party				56,378
Conversion of Series B Convertible Preferred Stock and accrued dividends to Common Stock			153,097
Conversion of Short-term convertible notes payable, related party			448,401
Conversion of April Advance notes-related parties			2,778,155
Conversion of Short-term convertible notes to Preferred Stock		$ 5,039,468	1,257,061
Issuance of warrants pursuant to conversion of short-term convertible notes			1,004,252
Dividends accrued on Series B Convertible Preferred Stock			44,456	65,512
Adjustment of exercise price on certain warrants			438,913
Issuance of Common Stock in connection with extinguishment of short-term notes, related party			218,414
Issuance of warrants pursuant to private placement of Series D Convertible Preferred Stock			31,902	1,893,006
Right-of-use asset additions				1,165,785
Right-of-use liability				$ 1,187,991